Fees Summary	Nov. 13, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	69,050.00
Total Offset Amount	0.00
Net Fee	$ 69,050.00
Narrative - Max Aggregate Offering Amount | shares	500,000,000
Final Prospectus	true